Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 52,452	$ 57,840	$ 61,445
Weighted average common shares (in shares)	96,506	96,849	96,505
Effect of dilutive common stock options (in shares)	11	78	141
Weighted average common shares including potential dilutive shares (in shares)	96,517	96,927	96,646
Basic EPS (in dollars per share)	$ 0.544	$ 0.597	$ 0.637
Diluted EPS (in dollars per share)	$ 0.543	$ 0.597	$ 0.636
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive stock options excluded from diluted earnings per share (in shares)	452	0